Nature of Business and Summary of Significant Accounting Policies (Details) - Schedule of derivative liabilities - Unique Logistics International, Inc. [Member] - USD ($)	9 Months Ended	12 Months Ended
	Feb. 28, 2023	Dec. 03, 2008	Dec. 02, 2008	Dec. 01, 2008
Level 1 [Member]
Schedule of Derivative Liabilities [Abstract]
Derivative liabilities as May 31, 2022
Addition
Change in fair value
Derivative liabilities as February 28, 2023
Level 2 [Member]
Schedule of Derivative Liabilities [Abstract]
Derivative liabilities as May 31, 2022
Addition
Change in fair value
Derivative liabilities as February 28, 2023
Level 3 [Member]
Schedule of Derivative Liabilities [Abstract]
Derivative liabilities as May 31, 2022	12,437,994
Addition		$ 8,417,296
Change in fair value	(809,611)	$ 4,020,698
Derivative liabilities as February 28, 2023	$ 11,628,383